Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2022
Securitizations And Variable Interest Entities Disclosure [Abstract]
Incremental Assets and Liabilities Included in Consolidated Financial Statements	The following table presents the incremental assets and liabilities included in the consolidated balance sheet as of Dec. 31, 2022 and Dec. 31, 2021. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital we invested in the VIE.

Consolidated investment management funds
	Dec. 31,
(in millions)	2022	2021
Trading assets	$203	$443
Other assets	6	19
Total assets (a)	$209	$462
Other liabilities	$1	$3
Total liabilities (b)	$1	$3
Nonredeemable noncontrolling interests (c)	$7	$196
(a)    Includes VMEs with assets of $86 million at Dec. 31, 2022 and $187 million at Dec. 31, 2021.
(b)    Includes VMEs with liabilities of $1 million at Dec. 31, 2022 and $2 million at Dec. 31, 2021.
(c)    Includes VMEs with nonredeemable noncontrolling interests of $7 million at Dec. 31, 2022 and $43 million at Dec. 31, 2021.

Schedule of Variable Interest Entities	As of Dec. 31, 2022 and Dec. 31, 2021, the following assets and liabilities related to the VIEs where we are not the primary beneficiary were included in our consolidated balance sheets and primarily related to accounting for our investments in qualified affordable housing and renewable energy projects.
The maximum loss exposure indicated in the following table relates solely to our investments in, and unfunded commitments to, the VIEs.

Non-consolidated VIEs	Dec. 31, 2022			Dec. 31, 2021
(in millions)	Assets	Liabilities	Maximum loss exposure	Assets	Liabilities	Maximum loss exposure
Securities – Available-for-sale (a)	$—	$—	$—	$189	$—	$189
Other	2,235	614	2,850	2,385	543	2,946
(a)    Includes investments in the Company’s sponsored CLOs.